Note 8 - Equity: Equity Line (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Equity Line:

Equity Line:

As reported in a current report on Form 8-K filed February 5, 2014, on February 3, 2014, we entered into an Equity Line Agreement with  an Illinois limited liability company (the "Investor"), pursuant to which we have the right to sell to the Investor of up to $12,000,000 in shares of our common stock, subject to certain limitations set forth in the Equity Line Agreement.

On February 3, 2014, we also entered into a Registration Rights Agreement with the Investor, pursuant to which we are required to file a registration statement (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”) registering the sale of the shares of our common stock issued and issuable to the Investor pursuant to the Equity Line Agreement.

Under the Equity Line Agreement we have the right over a 30-month period to sell up to $12.0 million worth of shares of our common stock to the Investor, upon the terms set forth in the Equity Line Agreement. We may direct the Investor, at our sole discretion and subject to certain conditions, to purchase up to $100,000 worth of shares of our common stock on any single business day so long as at least one business day has passed since the most recent purchase, increasing up to a maximum of $500,000 per purchase, depending on the closing sale price of our common stock. Pursuant to the Equity Line Agreement, the purchase price of such common stock sold to the Investor is based on the prevailing market price of our common stock preceding the time of any such sale with our company knowing the exact price prior to making sales, if any, to the Investor and we control the timing and amount of sales, if any, of common stock to the Investor. There are no upper limits to the price the Investor may pay to purchase our common stock. No sales of common stock to the Investor may occur below a floor price as set forth in the Purchase Agreement. In addition, we may direct the Investor to purchase additional amounts as accelerated purchases if on the date of a regular purchase the closing sale price of our common stock is not below the threshold price as set forth in the Purchase Agreement.

Our sales of shares of common stock to the Investor under the Equity Line Agreement are limited to no more than the number of shares that would result in the beneficial ownership by the Investor and its affiliates, at any single point in time, of more than 9.99% of the then outstanding shares of our common stock.

The Equity Line Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions by, among and for the benefit of the parties. the Investor has covenanted not to cause or engage in any manner whatsoever, any direct or indirect short selling or hedging of our shares of common stock.  In consideration for entering into the Equity Line Agreement, we issued to the Investor 872,727 shares of our common stock as a commitment fee (the “Commitment Shares”) and may issue up to 218,182 additional shares per the terms of the Purchase Agreement. The initial 872,727 commitment shares were valued on February 3, 2014, date of issuance, at $0.75 per share, for an aggregate cost of $654,545, based on the closing market price on that date. The cost of this initial underwriting fee paid through a shares issuance and all subsequent per transaction underwriting fees paid via shares issuances have been debited to additional paid-in capital, each based on the market value of the underwriting fees on date of shares issuance. The total cost of underwriting fees during the period ended June 30, 2014 was $666,108. The Commitment Shares have been issued in reliance on an exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Section 4(2) thereof and Rule 506 of Regulation D promulgated thereunder, and were registered for sale under the Registration Statement. The Equity Line Agreement may be terminated by us at any time at our discretion without any monetary cost to us.  Actual sales of shares of common stock to the Investor under the Equity Line Agreement will depend on a variety of factors to be determined by our Company from time to time, including (among others) market conditions, the trading price of our common stock and determinations by us as to available and appropriate sources of funding for our Company and its operations.

During the six months ended June 30, 2014 we issued 1,729,540 shares under the Equity Line for aggregate proceeds of $1,000,001. Parallel to these issuances, we issued an additional 18,180 shares to the Investor as underwriting fees at a cost of $10,641.

On March 19, 2014, we committed to pay our new CFO a signing bonus of 50,000 shares at a price of $0.80 per share, for aggregate compensation of $40,000. This amount was recorded Stock Payable as of the period ended March 31, 2014 and was paid on April 14, 2014. These shares were issued to one non-US person (as that term is defined in Regulation S of the Securities Act of 1933, as amended) in an offshore transaction in which we relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(2) of the Securities Act of 1933, as amended.

On May 1, 2014, we issued 25,000 to our new VP/COO as a signing bonus at a price of $0.62 per share, for aggregate compensation of $15,500. These shares were issued to one US person, who is an accredited investor (as that term is defined in Rule 501 of Regulation D under the Securities Act of 1933, as amended), and in issuing these shares to this person we relied on the exemptions from the registration requirements provided for in Rule 506 Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

During the six month period ended June 30, 2014, the Company adopted a 'Form S-8 Plan' under which the Board and CEO were issued 500,000 registered common shares of the Company as compensation. Our CEO received 250,499 shares, and each of our three other Board members received 83,167 shares each. These shares were expensed at a cost of $0.627 per share on date of issuance, for aggregate compensation of $313,500.

On May 22, 2014 KonaRed Corporation filed a Form S-8 Registration Statement to register a total of 4,000,000 shares with the SEC to be used for director, officer and employee compensation share issuances. An initial group of these shares (the "Award Shares") were then separately registered under the Securities Act, by filing on May 29, 2014 a Post-Effective amendment to the Form S-8 Registration Statement which contained a re-offer prospectus in reference to the Award Shares. Allocation of the Award Shares included: (i) a compensation bonus of 250,499 shares at a price of $0.627 per shares to our CEO; and (ii) 83,167 Award Shares to each of our three other directors at a price of $0.627 per share.